REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue
Schedule of Type of customers

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Third-party sales	15,153,800	24,389,206
Related-party sales	9,549,460	9,355,383
Total	24,703,260	33,744,589

Schedule of revenues geographic areas

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
China	14,408,350	15,438,246
Taiwan, China	7,307,742	8,945,774
America	422,339	5,179,995
Singapore	2,138,880	3,662,277
Others	425,949	518,297
Total	24,703,260	33,744,589